Accumulated other comprehensive income (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Items that will be reclassified subsequently to net earnings (net of income taxes):
Net unrealized gains on translating financial statements of foreign operations, net of accumulated income tax expense of $56,239 ($63,579 as at September 30, 2019)	$ 1,002,804,000	$ 596,358,000
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, net of accumulated income tax recovery of $63,692 ($67,165 as at September 30, 2019)	(417,462,000)	(426,376,000)
Deferred gains (costs) of hedging on cross-currency swaps, net of accumulated income tax expense of $4,049 (net of accumulated income tax recovery $1,113 as at September 30, 2019)	14,053,000	(4,091,000)
Net unrealized (losses) gains on cash flow hedges, net of accumulated income tax recovery of $2,554 (net of accumulated income tax expense of $13,003 as at September 30, 2019)	(5,935,000)	24,157,000
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	4,340,000	1,486,000
Items that will be reclassified subsequently to net earnings, tax portion:
Net unrealized gains on translating financial statement of foreign operations, accumulated income tax expense (recovery)	56,239,000	63,579,000
Net losses on derivative financial instruments and translating long-term debt designated as hedges in net investments in foreign operations, accumulated income tax expense (recovery)	(63,692,000)	(67,165,000)
Deferred costs of hedging on cross-currency swaps, net of accumulated income tax recovery	4,049,000	(1,113,000)
Net unrealized (losses) gains on cash flow hedges, accumulated income tax expense (recovery)	(2,554,000)	13,003,000
Net unrealized (losses) gains on available-for-sale investments, accumulated income tax expense (recovery)	1,291,000	352,000
Items that will not be reclassified subsequently to net earnings (net of income taxes):
Net remeasurement losses on defined benefit plans, net of accumulated income tax recovery of $18,920 ($8,698 as at September 30, 2019)	(52,090,000)	(14,840,000)
Items that will not be reclassified subsequently to net earnings, tax portion:
Net remeasurement losses on defined benefit plans, accumulated income tax expense (recovery)	(18,920,000)	(8,698,000)
Accumulated other comprehensive income	545,710,000	176,694,000
Net unrealized gains on cash flow hedges previously recognized in other comprehensive income, reclassified to net earnings	5,616,000	8,306,000
Net unrealized gains on cash flow hedges previously recognized in other comprehensive income, reclassified to net earnings, income tax expense	(1,648,000)	4,311,000
Deferred costs of hedging on cross-currency swaps	10,268,000	5,203,000
Reclassification adjustments on other comprehensive income (loss), deferred gains (cost) of hedging, tax	$ 3,702,000	$ (1,113,000)